Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 25,634	$ 27,131
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	23,970	27,048
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,492	1,497
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,531	1,492
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,053	2,531
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	5,575	2,053
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,584	5,575
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	7,627	8,618
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 2,772	$ 5,365